Income Taxes - Earnings and income taxes by jurisdiction (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	$ (39,531)	$ 135,018
Current income taxes	(5,028)	8,747
Deferred income taxes (recovery)	18,694	52,330
Income tax expense (recovery)	13,666	61,077
Canada [member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	72,809	229,429
Current income taxes	(394)	7,969
Deferred income taxes (recovery)	9,122	60,010
Foreign [member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	(112,340)	(94,411)
Current income taxes	(4,634)	778
Deferred income taxes (recovery)	$ 9,572	$ (7,680)